Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
		Jul. 10, 2014	Aug. 13, 2013	Nov. 30, 2014	Jul. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Nov. 14, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Deferred Finance Costs, Noncurrent, Net						$ 11,197			$ 9,466	$ 11,197
Supplemental put reversal									$ 0	0	$ (45,995)
Share of the voting interest percentage									50.00%
Company's ownership interest before transaction		53.00%
Company's ownership interest after transaction		41.00%
Gain from shares sold from secondary offering		$ 76,200
Gain related to a retained interest in FOX		188,000
Gain on deconsolidation of subsidiary		$ 264,300			$ 264,300				$ 0	264,325	0
Investment owned, balance, shares		15,108,718
Payment of profit allocation									0	0	$ 5,603
Term debt fair value net of discount									316,500
Deferred tax assets recorded						13,758			14,837	13,758
Valuation allowance	[1]					$ 2,776			$ 1,308	$ 2,776
Weighted average number of Trust shares outstanding								48,300,000	54,300,000	49,089,000	48,300,000
Common Stock, Shares, Outstanding				6,000,000		6,000,000
Advertising costs									$ 11,800	$ 11,000	$ 10,200
Research and development expense									2,100	9,500	12,300
Total employer contributions to plans									1,600	1,100	900
Allocated share-based compensation expense									3,200	3,800	$ 3,700
Stock compensation expense in future years for unvested options									11,000
Parent Company
Class of Stock [Line Items]
Consideration received from sale of stock		$ 65,500					$ 65,500
Secondary Offering
Class of Stock [Line Items]
Sale of stock (dollars per share)		$ 15.50
Consideration received from sale of stock		$ 84,400
Secondary Offering | Subsidiaries
Class of Stock [Line Items]
Number of shares to be sold by shareholders		5,750,000
Secondary Offering | Parent Company
Class of Stock [Line Items]
Number of shares to be sold by shareholders		4,466,569
Consideration received from sale of stock		$ 65,500
Over-Allotment Option | Subsidiaries
Class of Stock [Line Items]
Number of shares to be sold by shareholders		750,000
Over-Allotment Option | Parent Company
Class of Stock [Line Items]
Number of shares to be sold by shareholders		633,955
FOX
Class of Stock [Line Items]
Subsidiary stock issued during period shares new issues			2,857,143
Number of shares to be sold by shareholders			7,000,000
Number of common shares sold by parent in subsidiary IPO			5,800,238
Sale of stock (dollars per share)			$ 15.00
Proceeds to Parent from shares of common stock sold in subsidiary IPO			$ 80,900
Payment of profit allocation										5,600
FOX | Primary Basis
Class of Stock [Line Items]
Company's ownership interest before transaction			75.80%
Company's ownership interest after transaction			53.90%
FOX | Fully Diluted Basis
Class of Stock [Line Items]
Company's ownership interest before transaction			70.60%
Company's ownership interest after transaction			49.80%
FOX
Class of Stock [Line Items]
Company's ownership interest after transaction		41.00%
Gain on deconsolidation of subsidiary									$ 0	$ 234,185

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjg0NTViMTg5YmEyMDQyYTJhZTI1YzdkYzRjNDRlMjEwfFRleHRTZWxlY3Rpb246NTVGMDg0QjVDNzVCNTZFQ0IxNTRDMTZDRkNGRDRBRkUM}